DISCONTINUED OPERATION (Schedule of Discontinued Operations, net of Income Tax) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income tax	$ 7,389,520	$ (888,943)	$ 3,442,055
Vision China Media Groups Subway Mobile TV Advertising Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advertising service revenue to third-parties	36,627,419	50,197,097	49,558,469
Advertising equipment revenue to related parties	891,771	931,444	1,139,078
Advertising service cost to third-parties	(24,883,087)	(44,173,428)	(41,974,817)
Selling and marketing expenses	(3,871,035)	(4,889,498)	(5,039,274)
General and administrative expenses	(1,394,838)	(3,010,454)	(258,269)
Share of profits from equity method investee	18,991	55,831	16,805
Interest income	299	65	63
Income (loss) from discontinued operations before income taxes	7,389,520	(888,943)	3,442,055
Income tax expense
Discontinued operations, net of income tax	$ 7,389,520	$ (888,943)	$ 3,442,055